VARIABLE INTEREST ENTITIES (VIEs) - SCHEDULE OF ASSETS AND LIABILITIES IMPACTING BALANCE SHEET (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Liabilities
Long-term debt	$ 1,339,098	$ 1,296,609
Eskimo SPV Agreement | Golar Eskimo
Liabilities
Long-term debt	$ 220,728	$ 232,931